Deposits (Detail) In Millions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 INR	Mar. 31, 2010 INR
Interest-bearing:
Savings deposits	$ 14,245.1	634,476.8	498,656.6
Time deposits	22,110.6	984,806.8	802,389.4
Total interest-bearing deposits	36,355.7	1,619,283.6	1,301,046.0
Non-interest bearing deposits	10,391.7	462,845.4	371,354.3
Total	$ 46,747.4	2,082,129.0	1,672,400.3